Schedule of Investments
March 31, 2024
(Unaudited)
Invesco Select Risk: High Growth Investor Fund
Schedule of Investments in Affiliated Issuers–100.23%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Alternative Funds–4.94%
Invesco Global Real Estate Income Fund, Class R6(b)	2.46%	$20,222,371	$882,941	$—	$(585,285)	$—	$182,761	2,519,134	$20,556,131
Invesco Macro Allocation Strategy Fund, Class R6	2.48%	18,758,384	892,883	—	1,033,203	—	—	2,611,675	20,684,470
Total Alternative Funds		38,980,755	1,775,824	—	447,918	—	182,761		41,240,601
Domestic Equity Funds–57.89%
Invesco Discovery Mid Cap Growth Fund, Class R6(c)	6.91%	42,037,007	11,508,693	(2,756,728)	6,762,500	150,274	—	1,731,745	57,701,746
Invesco Main Street Small Cap Fund, Class R6	6.82%	64,828,617	—	(11,613,530)	738,056	2,998,708	—	2,542,493	56,951,851
Invesco NASDAQ 100 ETF	11.58%	44,631,752	49,016,238	(1,076,991)	3,861,156	325,219	89,424	529,626	96,757,374
Invesco Russell 1000® Dynamic Multifactor ETF	16.32%	113,116,756	15,345,381	(1,132,909)	8,920,462	54,802	607,362	2,467,943	136,304,492
Invesco S&P 500® Low Volatility ETF	—	76,643,018	—	(78,844,070)	(7,750,093)	9,951,145	306,327	—	—
Invesco S&P 500® Pure Growth ETF	—	45,537,087	—	(51,039,594)	(5,967,334)	11,469,841	—	—	—
Invesco S&P 500® Pure Value ETF	10.70%	—	84,950,970	—	4,415,793	—	537,484	1,010,479	89,366,763
Invesco Value Opportunities Fund, Class R6	5.56%	22,646,028	19,619,695	—	4,154,285	—	—	2,264,391	46,420,008
Total Domestic Equity Funds		409,440,265	180,440,977	(146,463,822)	15,134,825	24,949,989	1,540,597		483,502,234
Fixed Income Funds–11.52%
Invesco Core Bond Fund, Class R6	5.05%	—	41,870,676	—	298,434	—	90,011	7,476,793	42,169,110
Invesco Core Plus Bond Fund, Class R6	2.48%	47,901,517	525,737	(27,111,785)	6,185,199	(6,756,403)	525,737	2,262,188	20,744,265
Invesco Emerging Markets Sovereign Debt ETF	0.30%	—	2,522,580	—	11,145	—	14,078	123,838	2,533,725
Invesco Equal Weight 0-30 Year Treasury ETF	1.36%	21,098,371	—	(9,116,228)	1,858,782	(2,489,613)	144,883	404,249	11,351,312
Invesco Floating Rate ESG Fund, Class R6	0.61%	—	5,087,341	—	(14,853)	—	22,359	745,954	5,072,488
Invesco High Yield Fund, Class R6	0.61%	9,975,741	158,147	(5,012,658)	(148,012)	134,187	158,146	1,455,101	5,107,405
Invesco Senior Floating Rate Fund, Class R6	0.01%	10,036,573	201,791	(10,247,307)	(297,486)	343,442	201,792	5,541	37,013
Invesco Variable Rate Investment Grade ETF	1.10%	—	9,242,344	—	(33,034)	—	47,874	367,051	9,209,310
Total Fixed Income Funds		89,012,202	59,608,616	(51,487,978)	7,860,175	(8,768,387)	1,204,880		96,224,628
Foreign Equity Funds–25.28%
Invesco EQV Emerging Markets All Cap Fund, Class R6	1.71%	28,857,764	—	(14,579,310)	2,379,607	(2,400,862)	—	431,513	14,257,199
Invesco Developing Markets Fund, Class R6	1.44%	26,665,552	—	(15,185,454)	(1,912,171)	2,431,844	—	304,563	11,999,771
Invesco FTSE RAFI Developed Markets ex-U.S. ETF	3.77%	26,618,301	3,536,772	—	1,298,798	—	235,565	633,512	31,453,871
Invesco Global Fund, Class R6	8.28%	73,625,035	—	(12,272,512)	6,164,917	1,675,780	—	677,037	69,193,220
Invesco Global Infrastructure Fund, Class R6	0.98%	7,477,325	767,057	—	(33,971)	—	55,341	717,067	8,210,411
Invesco International Developed Dynamic Multifactor ETF	3.26%	—	27,086,460	—	170,289	—	213,690	1,064,301	27,256,749
Invesco International Small-Mid Company Fund, Class R6	4.41%	18,059,913	18,635,071	—	176,970	—	—	852,728	36,871,954
Invesco Oppenheimer International Growth Fund, Class R6	1.43%	20,093,212	—	(9,131,659)	430,655	546,193	—	320,580	11,938,401
Invesco S&P Emerging Markets Low Volatility ETF	—	36,885,388	—	(36,700,974)	(2,787,383)	2,602,969	237,408	—	—
Invesco S&P International Developed Low Volatility ETF	—	19,198,306	—	(19,211,782)	(580,983)	594,459	—	—	—
Total Foreign Equity Funds		257,480,796	50,025,360	(107,081,691)	5,306,728	5,450,383	742,004		211,181,576
Money Market Funds–0.60%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(d)	0.21%	585,725	59,694,129	(58,570,143)	—	—	21,895	1,709,710	1,709,711
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Invesco Select Risk: High Growth Investor Fund (continued)
Schedule of Investments in Affiliated Issuers–100.23%(a)
	% of Net Assets 03/31/24	Value 12/31/23	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Dividend Income	Shares 03/31/24	Value 03/31/24
Money Market Funds–(continued)
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(d)	0.16%	$534,470	$42,638,663	$(41,835,816)	$(267)	$(377)	$17,595	1,336,139	$1,336,673
Invesco Treasury Portfolio, Institutional Class, 5.21%(d)	0.23%	669,400	68,221,862	(66,937,307)	—	—	24,963	1,953,955	1,953,955
Total Money Market Funds		1,789,595	170,554,654	(167,343,266)	(267)	(377)	64,453		5,000,339
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (excluding investments purchased with cash collateral from securities on loan) (Cost $690,477,845)	100.23%	796,703,613	462,405,431	(472,376,757)	28,749,379	21,631,608	3,734,695		837,149,378

Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–0.00%
Invesco Private Government Fund, 7.57%(d)(e)	—	1,327,818	26,041,793	(27,369,611)	—	—	31,007(f)	—	—
Invesco Private Prime Fund, 5.49%(d)(e)	—	27,217,384	56,379,744	(83,596,588)	—	(540)	86,378(f)	—	—
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $0)	0.00%	28,545,202	82,421,537	(110,966,199)	—	(540)	117,385		—
TOTAL INVESTMENTS IN AFFILIATED ISSUERS (Cost $690,477,845)	100.23%	$825,248,815	$544,826,968	$(583,342,956)	$28,749,379	$21,631,068	$3,852,080		$837,149,378
OTHER ASSETS LESS LIABILITIES	(0.23)%								(1,928,493)
NET ASSETS	100.00%								$835,220,885
Investment Abbreviations:
ETF -	Exchange-Traded Fund
Notes to Schedule of Investments:
(a)	Each underlying fund and the Fund are affiliated by either having the same investment adviser or an investment adviser under common control with the Fund’s investment adviser.
(b)	Amounts include a return of capital distribution reclassification which reduces dividend income and increases realized gain (loss) and/or change in unrealized appreciation (depreciation).
(c)	Non-income producing security.
(d)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
(f)	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Select Risk: High Growth Investor Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions.  GAAP establishes a  hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels.  Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security.  These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs.  In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
As of March 31, 2024, all of the securities in this Fund were valued based on Level 1 inputs (see the Schedule of Investments for security categories).  The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.  Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
Invesco Select Risk: High Growth Investor Fund